Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Selling, Marketing and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 942	$ 1,080
Research and Development Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 81	$ 88